DESCRITPION OF BUSINESS, BASIS OF PRESENTATION AND RISKS AND UNCERTAINTIES (Details)	12 Months Ended
	Dec. 31, 2021 segment	Oct. 08, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Recapitalization exchange ratio		0.0147
Number of reportable segments	1